Long Term Investment (Details) - Schedule of long term investment - 12 months ended Dec. 31, 2020 - Cost method investments without readily determinable fair value [Member]
¥ in Thousands, $ in Thousands
		CNY (¥)	USD ($)
Long Term Investment (Details) - Schedule of long term investment [Line Items]
Balance as of January 1, 2020	[1]	¥ 5,000	$ 766
Additions
Disposal
Impairment
Balance as of December 31, 2020		¥ 5,000	$ 766

[1]	Investments held by the Company as of December 31, 2020 comprised of equity investment in the privately-held entity (“Zhejiang Qusu Technology Co., Ltd” or “QS”), in which the Company does not have significant influence and such investment do not have readily determinable fair values. In the past, the Company hold the equity interest in QS through a LP fund (“Zhengrui”). Through a restructure completed on December 25, 2020, the Company directly owns the equity interest in QS. As of December 31, 2020, the Company did not consider there was any facts indicating the fair value of the investment was less than it carrying value.